Trade Receivable, Net - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade and Other Receivables [Line Items]
Percentage of unrecoverable trade receivables	1.80%
The Coca-Cola Company
Disclosure of Trade and Other Receivables [Line Items]
Contributions due from related party	$ 1,170	$ 2,437	$ 1,482